Income and other taxes - Change in deferred income tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net
Net, beginning of period	$ (35,022)	$ (65,590)
Deferred income tax recovery (expense) included in net income	(41,515)	44,285
Deferred income tax recovery (expense) included in other comprehensive income	5,750	(14,096)
Deferred income tax acquired / generated from OCI acquisition	(236,882)	0
Other	(492)	379
Net, end of period	(308,161)	(35,022)
Deferred tax assets
Deferred tax assets, beginning of period	204,091	152,250
Deferred income tax recovery (expense) included in net income	43,930	65,244
Deferred income tax recovery (expense) included in other comprehensive income	(3,208)	(13,403)
Deferred income tax acquired / generated from OCI acquisition	(229,544)	0
Other	0	0
Deferred tax assets, end of period	15,269	204,091
Deferred tax liabilities
Deferred tax liabilities, beginning of period	(239,113)	(217,840)
Deferred income tax recovery (expense) included in net income	(85,445)	(20,959)
Deferred income tax recovery (expense) included in other comprehensive income	8,958	(693)
Deferred income tax acquired / generated from OCI acquisition	7,338	0
Other	(492)	379
Deferred tax liabilities, end of period	$ (323,430)	$ (239,113)